Shareholders' equity (Details 2) - Share Based Payment Plan G P A [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares R$ / shares	Dec. 31, 2022 shares R$ / shares
IfrsStatementLineItems [Line Items]
Options, granted | shares	5,362	2,945
Weighted average exercise price, granted | R$ / shares	R$ 0.01	R$ 7.80
Options, cancelled | shares	(3,038)	(291)
Weighted average exercise price, cancelled | R$ / shares	R$ 8.46	R$ 10.82
Options, exercised | shares		(985)
Weighted average exercise price, exercised | R$ / shares		R$ 1.94
Options, expired | shares		(43)
Weighted average exercise price, expired | R$ / shares		R$ 6.34
Options, outstanding, ending | shares		3,038
Weighted average exercise price, outstanding, ending | R$ / shares		R$ 8.46
Weighted average of remaining contractual term, ending	2 years 5 months 4 days	2 years 1 month 17 days
Options, exercisable | shares	5,362	3,038
Weighted average exercise price, exercisable | R$ / shares	R$ 0.01	R$ 8.46
Weighted average of remaining contractual term, exercisable	2 years 5 months 4 days	2 years 1 month 17 days